VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.4

Data Compare (Non-Ignored)
Run Date - 5/14/2020 2:22:36 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	[Redact]		71	Refi Purpose	Rate/Term	Cash-out - Other	Verified	Client agreed and updated their data tape
XXXX	[Redact]		227	Refi Purpose	Cash-out	Rate/Term	Verified	Client agreed and updated their data tape
XXXX	[Redact]		255	Maturity Date	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		268	Interest Rate Life Min	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		310	Representative FICO	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		330	Note Date	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		330	Maturity Date	[Redact]	[Redact]	Verified	Field Value reflects Maturity Date per the Note
XXXX	[Redact]		355	Maturity Date	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		364	Maturity Date	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		393	Interest Rate Life Min	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		393	Contract Sales Price	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		414	Refi Purpose	Cash-out	Rate/Term	Verified	Client agreed and updated their data tape
XXXX	[Redact]		424	Contract Sales Price	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		425	# of Units	[Redact]	[Redact]	Verified	Client agreed and updated their data tape